Average Annual Total Returns - Class T - DWS Multi-Asset Moderate Allocation Fund	Class T before tax Class Inception	Class T before tax 1 Year	Class T before tax 5 Years	Class T before tax 10 Years	Class T After tax on distributions 1 Year	Class T After tax on distributions 5 Years	Class T After tax on distributions 10 Years	Class T After tax on distributions and sale of fund shares 1 Year	Class T After tax on distributions and sale of fund shares 5 Years	Class T After tax on distributions and sale of fund shares 10 Years	S&P Target Risk Moderate Index (reflects no deduction for fees, expenses or taxes) 1 Year	S&P Target Risk Moderate Index (reflects no deduction for fees, expenses or taxes) 5 Years	S&P Target Risk Moderate Index (reflects no deduction for fees, expenses or taxes) 10 Years
Total	Mar. 16, 2017	16.65%	4.43%	6.63%	14.73%	2.55%	5.09%	9.65%	2.94%	4.91%	15.71%	5.44%	6.10%